Income tax expense (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense Tables
Income tax expense

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2013	2012	2011
Net income (loss) before income taxes	$(4,942,015)	$2,489,149	$(3,584,601)
Canadian statutory income tax rate	25.00%	25.00%	26.50%
Income tax (recovery) at statutory income tax rate	(1,235,504)	622,287	(949,919)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	157,993	12,149	100,736
Revaluation of US$ Warrants	342,875	-	-
Non-capital losses expiring in the year	-	-	373,240
Foreign exchange adjustment on USA losses	(131,771)	42,389	(42,965)
Tax rate reduction	-	-	48,066
Other	(4,428)	(2,148)	(2,715)
	(870,835)	674,677	(473,557)
Change in valuation allowance	870,835	(674,677)	473,557
Income taxes paid in foreign jurisdictions	399,546	426,421	-
Current income tax expense	399,546	426,421	-

Unrecorded deferred income tax assets

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential future utilization, as follows:

	2013	2012	2011
Net operating losses carried forward:
Canada (expiration dates 2014 to 2031)	$4,005,683	$1,908,285	$2,014,577
USA (expiration dates 2020 to 2026)	2,040,056	3,269,542	3,805,274
Timing differences on property & equipment
and financing costs	2,135,468	2,132,545	2,177,153
	8,181,207	7,310,372	7,997,004
Less valuation allowance	(8,181,207)	(7,310,372)	(7,997,004)
	-	-	-